As filed with the U.S. Securities and Exchange Commission on July 8, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
April 30, 2024

AAM S&P 500 High Dividend Value ETF

Ticker: SPDV

AAM S&P Emerging Markets High Dividend Value ETF

Ticker: EEMD

AAM S&P Developed Markets High Dividend Value ETF

Ticker: DMDV

AAM Low Duration Preferred and Income Securities ETF

Ticker: PFLD

AAM Transformers ETF

Ticker: TRFM

AAM ETFs

AAM ETFs

Management Discussion of Fund Performance
(Unaudited)

The AAM S&P 500 High Dividend Value ETF

The AAM S&P 500 High Dividend Value ETF (“SPDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P 500 Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, SPDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Due to its added focus on cash flows and sector diversification, SPDV’s portfolio remained positioned towards attractively valued companies, while maintaining balanced sector exposures. As a result, SPDV generated a total return of 16.87% (NAV) and 17.17% (Market Price), while the underlying index for SPDV generated a total return of 17.13% between November 1, 2023, and April 30th, 2024 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the S&P 500® index, achieved a total return of 20.98%.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Financials, Consumer Discretionary, and Real Estate. The worst performing sectors were Health Care, Utilities, and Consumer Staples.

Individual stocks attributable to SPDV’s return over the same fiscal period were KeyCorp (+93 bps), Bath & Body Works (+92 bps), and Citizens Financial Group (+84 bps). Stocks dragging down SPDV’s return were Gilead Sciences Inc (-30 bps), CVS Health Corp (-28 bps), and Skyworks Solutions Inc (-22 bps).

The AAM S&P Emerging Markets High Dividend Value ETF

The AAM S&P Emerging Markets High Dividend Value ETF (“EEMD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Emerging Markets Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, EEMD, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Through its value-rooted focus, EEMD’s portfolio of quality companies provided strong participation in market gains, without overextending on valuations. Accordingly, EEMD generated a total return of 11.14% (NAV) and 11.21% (Market Price) between November 1, 2023, and April 30, 2024 (“current fiscal period”). This compares to the 12.12% for the underlying Index, and a 15.98% total return for the benchmark index, the S&P Emerging Plus LargeMidCap® Index, for the same current fiscal period.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Top performing sectors attributable to EEMD’s return over the current fiscal period were Industrials, Information Technology, and Financials. The worst performing sectors included and Materials, Real Estate, and Health Care.

Individual stocks attributable to EEMD’s return over the same fiscal period were Inner Mongolia Yitia Coal (+108 bps), Evergreen Marine Corp Ltd (+98 bps), and Chicony Electronics Co Ltd (+94 bps). Stocks dragging down EEMD’s return were Abou Kir Fertilizer & Chemicals (-118 bps), Thungela Resources Ltd (-60 bps), and Greentown China Holdings (-43 bps).

The AAM S&P Developed Markets High Dividend Value ETF

The AAM S&P Developed Markets High Dividend Value ETF (“DMDV” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the S&P Developed Markets ex-US Dividend and Free Cash Flow Yield Index (the “Index”). Through the Index, DMDV, is passively managed using a rules-based, equal-weighted strategy that is designed to provide exposure to constituents of the S&P Developed BMI Ex-US & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining a diversified sector exposure.

Benefiting from its equal weight approach, DMDV’s sector diversity allowed it to capitalize on broad market gains. As a result, DMDV generated a total return of 16.77% (NAV) and 15.35% (Market Price) between November 1, 2023, and April 30th, 2024 (the “current fiscal period”). This compares to the 17.25% for the underlying Index, and an 18.75% total return for the benchmark index, the S&P Developed BMI Ex-US & Korea LargeMidCap® Index, for the same current fiscal period.

Top performing sectors attributable to DMDV’s return over the current fiscal period were Information Technology, Consumer Discretionary, and Financials. The worst performing sectors included Energy, Materials, and Utilities.

Individual stocks attributable to DMDV’s return over the same fiscal period were Screen Holdings Co Ltd (+185 bps), JB Hi-Fi LTD (+69 bps), and Tele2 AB-B Shs (+60 bps). Stocks dragging down DMDV’s return were Woodside Energy Group (-35 bps), Yara International Asa (-29 bps), and Trend Micro Inc (-24 bps).

The AAM Low Duration Preferred and Income Securities ETF

The AAM Low Duration Preferred and Income Securities ETF (“PFLD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index (the “Index”). Through the Index, PFLD, is passively managed using a rules-based, strategy that is designed to provide exposure to exchange-listed, U.S. dollar-denominated

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than five years.

By focusing on low duration preferred securities, PFLD was more protected from the impact of rising interest rates on bond prices. PFLD generated a total return of 8.04% (NAV) and 8.29% (Market Price), while the underlying index for PFLD generated a total return of 8.21% between November 1, 2023, and April 30th, 2024 (“current fiscal period”). Over the same current fiscal period, the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index, achieved a total return of 12.60%.

Top performing industries attributable to PFLD’s return during the current fiscal period were Banking, Insurance, Utility. The worst performing industries included Real Estate, Telecommunications, and Retail.

Individual securities attributable to PFLD’s return over the same fiscal period were QRTEA 8 03/15/31 (+67 bps), KEY 6.2 Perp (+32 bps), and KEY 6 1/8 Perp (+23 bps). Securities dragging down PFLD’s return were NYCB 6 3/8 Perp (-11 bps), BHF 6.6 Perp (-6 bps), and FOSL 7 11/30/26 (-6 bps).

The AAM Transformers ETF

The AAM Transformers ETF seeks to track the total return performance, before fees and expenses, of its underlying index, the Pence Transformers Index (the “Index”). The Pence Transformers Index follows a rules-based methodology that aims to target companies whose products and services show compelling potential to transform consumer behavior, technological innovation, and the global economy.

The Pence Transformers Index mainly focuses on companies with over $2 billion market cap which are estimated to grow their toplines at a double-digit rate and have a minimum of 3.0% projected R&D and/or Capex spending to net sales. 75% of the index is in US-based companies, while 25% is in internationals. These two geographies are split into multiple segments based on market cap and each segment is equally weighted. In terms of sector exposure, about 50% of the index is in Information Technology. As a result, TRFM can be highly sensitive to market volatility in both bull and bear markets.

Between November 1, 2023, and April 30, 2024, TRFM generated a total return of 26.05% (NAV) and 26.20% (Market Price), while the Index generated a total return of 26.46%, the benchmark index, the S&P 500® Index (SPXT Index) generated a total return of 20.98% and the Nasdaq Composite Index (CCMP Index) generated a total return of 22.36%, according to Bloomberg.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

Top performing sectors attributable to TRFM’s return were Information Technology, Industrials, and Consumer Discretionary. The worst performing sectors were Financials, Utilities, and Materials.

Individual securities attributable to TRFM’s return over the same fiscal period were NVIDIA Corp (+108 bps), Advanced Micro Devices Inc (+67 bps), and Crowdstrike Holdings Inc (+63 bps). Securities dragging down TRFM’s return were Intel Corp (-35 bps), Plug Power Inc (-24 bps), and MobileEye Global Inc (-21 bps).

The top contributing countries were United States (18.83%), followed by France (0.94%) and United Kingdom (0.87%). The bottom contributing countries were China (-0.10%) and South Korea (-0.01%).

TRFM continues to offer a focused and specific approach in its selection process in seeking to uncover the most promising, transformative companies. By analyzing factors such as company size, research & development (R&D) spending as a percentage of sales, and projected sales growth, TRFM targets companies expected to have sustainable market dominance.

Because of the innovative nature of the underlying companies in the portfolio, there tends to be more frequent merger and acquisition activities. Over the period, 6 companies held in the fund were acquired.

Must be preceded or accompanied by a prospectus.

The AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, and AAM Transformers ETF are distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the Index. The Funds’ return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Funds utilize a sampling approach, they may experience tracking error to a greater extent than if the Funds had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

S&P 500® Dividend and Free Cash Flow Yield index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P 500® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

AAM ETFs

Management Discussion of Fund Performance
(Unaudited) (Continued)

S&P Emerging Markets Dividend and Free Cash Flow Yield Index is rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Emerging Plus LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Emerging Plus LargeMidCap® Index is designed to measure the performance of large- and mid-capitalization securities in emerging markets.

S&P Developed Ex-U.S. Dividend and Free Cash Flow Index is a rules-based, equal-weighted index that is designed to provide exposure to the constituents of the S&P Developed BMI Ex-U.S. & Korea LargeMidCap® Index that exhibit both high dividend yield and sustainable dividend distribution characteristics, while maintaining diversified sector exposure.

S&P Developed BMI Ex-U.S. & Korea LargeMidCap® Index is a comprehensive benchmark including stocks from developed markets excluding the United States and Korea.

ICE 0-5 Year Duration Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of exchange-listed, U.S. dollar-denominated preferred securities and hybrid securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”) with an option-adjusted duration of less than 5 years. The Index was developed by ICE Data Indices, LLC (“IDI”), the Fund’s index provider (the “Index Provider”) and an affiliate of the NYSE.

ICE Exchange-Listed Preferred & Hybrid Securities Index is designed to measure the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities listed on the New York Stock Exchange (“NYSE”) or NASDAQ Capital Market (“NASDAQ”).

Pence Transformers Index is a rules-based index that measures the performance of U.S.-listed common equity securities, including American Depositary Receipts (“ADRs”) for foreign securities, of companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation.

Free Cash Flow: The excess cash that a business has after paying all of the operations and capital expenditures.

Free Cash Flow Yield: A stock’s free cash flow per share relative to the stock price.

Capex: Amount of money a company spends to buy capital assets or upgrade its existing capital assets.

Basis Point (bps) refers to a unit of measurement for interest rates and other percentages. One basis point is equal to 1/100th of 1%, or 0.01%.

Duration is a measure that helps approximate the degree of price sensitivity of a bond to changes in interest rates and is adjusted to account for the change in cash flows of the bond’s embedded option.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the Schedules of Investments on page 9 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AAM ETFs

Portfolio Allocations
As of April 30, 2024 (Unaudited)

AAM S&P 500 High Dividend Value ETF

Sector	Percentage of Net Assets
Energy	10.3%
Consumer Discretionary	10.2
Consumer Staples	9.8
Materials	9.5
Industrials	9.4
Financials	9.2
Information Technology	9.0
Communication Services	8.9
Real Estate	8.8
Health Care	8.5
Utilities	6.1
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

AAM S&P Emerging Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Financials	10.3%
Industrials	10.0
Consumer Discretionary	9.3
Consumer Staples	9.1
Real Estate	9.0
Information Technology	8.9
Communication Services	8.8
Utilities	8.7
Energy	8.7
Health Care	8.4
Materials	7.9
Other Assets in Excess of Liabilities	0.5
Short-Term Investments	0.4
Total	100.0%

AAM ETFs

Portfolio Allocations
As of April 30, 2024 (Unaudited) (Continued)

AAM S&P Developed Markets High Dividend Value ETF

Sector	Percentage of Net Assets
Consumer Discretionary	9.7%
Financials	9.5
Communication Services	9.1
Energy	9.1
Materials	9.1
Consumer Staples	9.0
Real Estate	9.0
Information Technology	8.9
Health Care	8.8
Utilities	8.7
Industrials	8.0
Other Assets in Excess of Liabilities	0.7
Short-Term Investments	0.4
Total	100.0%

AAM Low Duration Preferred and Income Securities ETF

Sector	Percentage of Net Assets
Financials (a)	72.8%
Utilities	9.2
Consumer Discretionary	5.2
Energy	4.4
Industrials	3.3
Consumer Staples	2.6
Communication Services	1.4
Short-Term Investments	1.2
Real Estate	1.0
Information Technology	0.2
Health Care (b)	0.0
Liabilities in Excess of Other Assets	(1.3)
Total	100.0%

AAM ETFs

Portfolio Allocations
As of April 30, 2024 (Unaudited) (Continued)

AAM Transformers ETF

Sector	Percentage of Net Assets
Information Technology (a)	55.4%
Industrials	18.7
Consumer Discretionary	10.9
Communication Services	7.7
Financials	5.0
Utilities	1.7
Materials	0.5
Short-Term Investments	0.1
Liabilities in Excess of Other Assets (b)	(0.0)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS ® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 8.9%
AT&T, Inc.	65,456	$1,105,552
Comcast Corporation - Class A	25,000	952,750
Interpublic Group of Companies, Inc.	33,971	1,034,077
Omnicom Group, Inc.	12,281	1,140,168
Verizon Communications, Inc.	26,526	1,047,512
		5,280,059
Consumer Discretionary — 10.2%
Bath & Body Works, Inc.	26,538	1,205,356
Best Buy Company, Inc.	14,930	1,099,445
eBay, Inc.	26,239	1,352,358
Ford Motor Company	98,968	1,202,461
Tapestry, Inc.	29,083	1,160,994
		6,020,614
Consumer Staples — 9.8%
Altria Group, Inc.	27,419	1,201,226
Conagra Brands, Inc.	37,230	1,145,940
Kimberly-Clark Corporation	9,275	1,266,316
Kraft Heinz Company	29,736	1,148,107
Molson Coors Beverage Company - Class B	17,916	1,025,870
		5,787,459
Energy — 10.3%
Coterra Energy, Inc.	43,762	1,197,328
Kinder Morgan, Inc.	64,827	1,185,038
ONEOK, Inc.	15,899	1,257,929
Phillips 66	8,192	1,173,176
Valero Energy Corporation	8,389	1,341,149
		6,154,620
Financials — 9.2%
Citizens Financial Group, Inc.	32,511	1,108,950
Huntington Bancshares, Inc.	83,445	1,124,004
KeyCorp	75,800	1,098,342
Truist Financial Corporation	29,160	1,094,958
US Bancorp	25,775	1,047,239
		5,473,493

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.7% (Continued)
Health Care — 8.5%
AbbVie, Inc.	6,649	$1,081,393
Bristol-Myers Squibb Company	21,794	957,628
CVS Health Corporation	14,760	999,400
Gilead Sciences, Inc.	13,767	897,608
Viatris, Inc.	93,157	1,077,827
		5,013,856
Industrials — 9.4%
3M Company	13,884	1,339,945
CH Robinson Worldwide, Inc.	12,795	908,445
Cummins, Inc.	4,631	1,308,211
Robert Half, Inc.	13,502	933,528
Stanley Black & Decker, Inc.	11,788	1,077,423
		5,567,552
Information Technology — 9.0%
Cisco Systems, Inc.	21,339	1,002,506
Hewlett Packard Enterprise Company	69,475	1,181,075
HP, Inc.	37,040	1,040,453
International Business Machines Corporation	6,278	1,043,404
Skyworks Solutions, Inc.	10,156	1,082,528
		5,349,966
Materials — 9.5%
Amcor plc	117,606	1,051,398
CF Industries Holdings, Inc.	14,264	1,126,428
Dow, Inc.	20,624	1,173,506
International Paper Company	30,264	1,057,424
LyondellBasell Industries NV - Class A	11,720	1,171,648
		5,580,404
Real Estate — 8.8%
Boston Properties, Inc.	15,537	961,585
Healthpeak Properties, Inc.	57,236	1,065,162
Host Hotels & Resorts, Inc.	56,266	1,061,740
Kimco Realty Corporation	54,178	1,009,336
Simon Property Group, Inc.	7,738	1,087,421
		5,185,244

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.7% (Continued)
Utilities — 6.1%
Atmos Energy Corporation	9,875	$1,164,262
Public Service Enterprise Group, Inc.	19,159	1,323,504
WEC Energy Group, Inc.	13,849	1,144,481
		3,632,247
TOTAL COMMON STOCKS (Cost $59,479,717)		59,045,514

SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds – 0.4%
Invesco Government & Agency Portfolio – Institutional Class, 4.68%(a)	214,206	214,206
TOTAL SHORT-TERM INVESTMENTS (Cost $214,206)		214,206
TOTAL INVESTMENTS — 100.1% (Cost $59,693,923)		59,259,720
Liabilities in Excess of Other Assets — (0.1)%		(57,915)
TOTAL NET ASSETS — 100.0%		$59,201,805

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
(a) The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.4%
Brazil — 7.6%
CPFL Energia SA	18,811	$116,392
CSN Mineracao SA	100,850	96,120
Hypera SA	21,044	120,139
Telefonica Brasil SA	13,388	123,287
TIM SA	38,985	132,981
		588,919
Chile — 3.6%
Cencosud SA	77,159	132,763
Cia Sud Americana de Vapores SA	1,850,076	144,933
		277,696
China – 20.8%
China CITIC Bank Corporation, Ltd. – H Shares	284,000	167,033
China Construction Bank Corporation - H Shares	236,000	153,890
China Everbright Bank Company, Ltd. - H Shares	473,000	143,935
China Tower Corporation, Ltd. - H Shares (a)	1,418,000	166,798
Chongqing Changan Automobile Company, Ltd. - Class B	262,700	129,986
Chongqing Rural Commercial Bank Company, Ltd. - H Shares	363,000	155,945
COSCO SHIPPING Holdings Company, Ltd. - H Shares	131,000	170,173
Dongfeng Motor Group Company, Ltd. - H Shares	346,000	126,080
Sinopharm Group Company, Ltd. - H Shares	56,400	143,070
Tianqi Lithium Corporation - H Shares	28,000	108,833
Yankuang Energy Group Company, Ltd. - H Shares	68,000	148,151
		1,613,894
Czech Republic — 1.7%
CEZ AS	3,573	132,024

Egypt — 1.4%
Abou Kir Fertilizers & Chemical Industries	83,950	109,126

Greece — 3.5%
Motor Oil Hellas Corinth Refineries SA	4,882	141,778
OPAP SA	7,742	129,222
		271,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 95.4% (Continued)
Hong Kong — 4.1%
Orient Overseas International, Ltd.	9,000	$131,527
SITC International Holdings Company, Ltd.	85,000	185,189
		316,716
Hungary — 1.7%
Richter Gedeon Nyrt	5,118	130,764

Indonesia — 5.6%
Hanjaya Mandala Sampoerna Tbk PT	2,444,800	128,555
Indofood Sukses Makmur Tbk PT	335,500	128,959
Perusahaan Gas Negara Tbk PT	1,923,300	173,878
		431,392
Kuwait — 1.6%
Mobile Telecommunications Company KSCP	80,070	126,864

Luxembourg — 1.9%
Ternium SA - ADR	3,523	148,318

Malaysia — 2.3%
United Plantations BHD	33,200	175,304

Mexico — 1.5%
Fibra Uno Administracion SAB de CV	79,556	114,489

Republic of Korea – 10.0%
GS Holdings Corporation	4,470	145,216
Hana Financial Group, Inc.	4,224	179,400
Kia Corporation	2,095	178,865
KT&G Corporation	2,144	138,683
LG Uplus Corporation	18,733	133,507
		775,671
Russian Federation — 0.0%(b)
X5 Retail Group NV - GDR(c)(d)	5,978	0

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.4% (Continued)
South Africa — 5.2%
African Rainbow Minerals, Ltd.	14,153	$147,454
Exxaro Resources, Ltd.	13,250	127,332
Growthpoint Properties, Ltd.	226,212	131,387
		406,173
Taiwan — 10.9%
Catcher Technology Company, Ltd.	22,000	147,288
Pou Chen Corporation	139,000	154,316
Simplo Technology Company, Ltd.	10,000	134,513
Synnex Technology International Corporation	60,000	147,043
WPG Holdings, Ltd.	48,000	130,164
WT Microelectronics Company, Ltd.	28,000	128,985
		842,309
Thailand — 6.2%
Bangkok Chain Hospital PCL - NVDR	214,500	116,337
Bangkok Dusit Medical Services PCL - NVDR	177,100	138,583
Banpu PCL - NVDR	761,100	113,980
Electricity Generating PCL - NVDR	37,000	112,318
		481,218
Turkey — 1.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(d)	437,156	131,512

United Arab Emirates — 4.1%
Emaar Development PJSC	73,953	168,326
Emaar Properties PJSC	68,357	152,798
		321,124
TOTAL COMMON STOCKS (Cost $7,552,550)		7,394,513

PREFERRED STOCKS — 3.7%
Brazil — 3.7%
Cia Energetica de Minas Gerais, 0.00%,	76,034	142,442
Petroleo Brasileiro SA, 0.00%,	17,907	144,829
		287,271
TOTAL PREFERRED STOCKS (Cost $193,777)		287,271

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds – 0.4%
Invesco Government & Agency Portfolio – Institutional Class, 4.68%(e)	32,795	$32,795
TOTAL SHORT-TERM INVESTMENTS (Cost $32,795)		32,795
TOTAL INVESTMENTS — 99.5% (Cost $7,779,122)		7,714,579
Other Assets in Excess of Liabilities — 0.5%		39,211
TOTAL NET ASSETS — 100.0%		$7,753,790

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $166,798 or 2.2% of the Fund’s net assets.

(b) Represents less than 0.05% of net assets.
(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of April 30, 2024.

(d) Non-income producing security.
(e) The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Australia – 10.9%
Dexus(a)	7,527	$34,800
Harvey Norman Holdings, Ltd.	12,483	37,206
JB Hi-Fi, Ltd.	967	38,335
Pilbara Minerals, Ltd.	16,018	42,229
Whitehaven Coal, Ltd.	6,920	34,690
Woodside Energy Group, Ltd.	1,796	32,923
		220,183
Austria — 2.1%
OMV AG	868	41,468

Denmark — 1.5%
AP Moller - Maersk AS - Class A	20	28,558
Svitzer AS(a)	40	1,347
		29,905
Finland — 1.8%
Fortum Oyj	2,673	35,384

France — 5.4%
Orange SA	2,994	33,374
Sanofi SA	364	36,228
Societe Generale SA	1,418	38,496
		108,098
Germany – 7.9%
Bayerische Motoren Werke AG	360	39,436
Fresenius Medical Care AG	914	38,701
Fresenius SE & Company KGaA	1,268	37,922
Mercedes-Benz Group AG	554	42,022
		158,081
Hong Kong — 8.8%
Henderson Land Development Company, Ltd.	13,000	39,559
HKT Trust & HKT, Ltd.	30,000	33,217
Hongkong Land Holdings, Ltd.	11,500	36,915
Jardine Matheson Holdings, Ltd.	900	34,532

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 98.9% (Continued)
Hong Kong — 8.8% (Continued)
Sun Hung Kai Properties, Ltd.	3,500	$32,556
		176,779
Israel — 3.6%
Delek Group, Ltd.	300	35,607
ICL Group, Ltd.	7,975	37,648
		73,255
Italy — 3.4%
Enel SpA	5,335	35,259
Snam SpA	7,282	33,497
		68,756
Japan – 11.8%
Brother Industries, Ltd.	2,100	37,392
Kawasaki Kisen Kaisha, Ltd.	2,400	33,720
Mitsui OSK Lines, Ltd.	1,000	31,710
Nippon Yusen KK	1,100	31,218
SCREEN Holdings Company, Ltd.	400	42,170
Takeda Pharmaceutical Company, Ltd.	1,200	31,669
Trend Micro, Inc.	600	29,778
		237,657
Netherlands — 5.9%
ABN AMRO Bank NV(b)	2,468	39,821
Koninklijke Ahold Delhaize NV	1,298	39,471
Stellantis NV	1,716	38,312
		117,604
Norway — 1.6%
Yara International ASA	1,113	31,910

Singapore — 3.7%
Hafnia, Ltd.	4,887	37,157
Venture Corporation, Ltd.	3,500	37,265
		74,422

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 98.9% (Continued)
Spain — 5.5%
Endesa SA	1,801	$32,930
Redeia Corporation SA	2,248	37,617
Telefonica SA	8,804	39,594
		110,141
Sweden — 5.1%
SSAB AB - Class B	5,199	29,510
Tele2 AB - Class B	4,379	41,134
Telefonaktiebolaget LM Ericsson - Class B	6,333	32,439
		103,083
Switzerland — 3.7%
Glencore plc	6,905	40,438
Novartis AG	339	32,915
		73,353
United Kingdom — 16.2%
Aviva plc - Class B(a)	6,581	38,375
British American Tobacco plc	1,244	36,621
HSBC Holdings plc	4,761	41,469
Imperial Brands plc	1,503	34,412
J Sainsbury plc	10,155	33,493
Land Securities Group plc	4,390	35,757
Legal & General Group plc	11,323	33,460
Tesco plc	9,603	35,628
Vodafone Group plc	41,796	35,410
		324,625
TOTAL COMMON STOCKS (Cost $1,995,123)		1,984,704

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
Invesco Government & Agency Portfolio – Institutional Class, 4.68(c)	7,561	$7,561
TOTAL SHORT-TERM INVESTMENTS (Cost $7,561)		7,561
TOTAL INVESTMENTS — 99.3% (Cost $2,002,684)		1,992,265
Other Assets in Excess of Liabilities — 0.7%		13,153
TOTAL NET ASSETS — 100.0%		$2,005,418

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a) Non-income producing security.
(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $39,821 or 2.0% of the Fund’s net assets.

(c) The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 100.1%
Communication Services — 1.4%
AT&T, Inc., 5.63%, 08/01/2067	162,322	$3,869,756
Chicken Soup For The Soul Entertainment, Inc., Series A, 9.75%, Perpetual	26,514	33,673
		3,903,429
Consumer Discretionary — 5.2%
Brunswick Corporation
6.50%, 10/15/2048	36,399	887,408
6.63%, 01/15/2049	24,593	603,020
6.38%, 04/15/2049	45,252	1,103,244
Dillard’s Capital Trust I, 7.50%, 08/01/2038	39,353	1,017,669
Ford Motor Company
6.20%, 06/01/2059	147,566	3,566,670
6.00%, 12/01/2059	157,403	3,777,672
Fossil Group, Inc., 7.00%, 11/30/2026	29,511	293,929
Qurate Retail, Inc., 8.00%, 03/15/2031	62,552	2,888,026
		14,137,638
Consumer Staples — 2.6%
CHS, Inc.
Series 2, 9.86% to 06/30/2024 then 3 mo. Term SOFR + 4.56%, Perpetual	82,640	2,147,814
Series 3, 6.75% to 09/30/2024 then 3 mo. Term SOFR + 4.42%, Perpetual	96,901	2,452,564
Series 4, 7.50%, Perpetual	101,824	2,611,785
		7,212,163
Energy — 4.4%
Energy Transfer LP, Series E, 7.60% to 05/15/2024 then 3 mo. Term SOFR + 5.42%, Perpetual	129,135	3,220,627
NGL Energy Partners LP, Series B, 12.80% (3 mo. Term SOFR + 7.47%), Perpetual	61,909	1,516,771
NuStar Energy LP
Series A, 12.36% (3 mo. Term SOFR + 7.03%), Perpetual	44,564	1,139,501
Series B, 11.23% (3 mo. Term SOFR + 5.90%), Perpetual	75,748	1,932,331

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Energy — 4.4% (Continued)
Series C, 12.47% (3 mo. Term SOFR + 7.14%), Perpetual	33,944	$867,269
NuStar Logistics LP, 12.32% (3 mo. Term SOFR + 7.00%), 01/15/2043	79,196	2,008,411
Seapeak LLC
9.00%, Perpetual	24,593	622,695
Series B, 8.50% to 10/15/2027 then 3 mo. Term SOFR + 6.50%, Perpetual	33,449	854,622
		12,162,227
Financials — 72.8%(a)
ACRES Commercial Realty Corporation, Series C, 8.63% to 07/30/2024 then 3 mo. Term SOFR + 6.19%, Perpetual	23,612	572,591
AGNC Investment Corporation
Series C, 10.70% (3 mo. Term SOFR + 5.37%), Perpetual	63,941	1,631,135
Series D, 9.92% (3 mo. Term SOFR + 4.59%), Perpetual	46,236	1,147,115
Series E, 6.50% to 10/15/2024 then 3 mo. Term SOFR + 5.26%, Perpetual	79,196	1,934,758
Series F, 6.13% to 04/15/2025 then 3 mo. Term SOFR + 4.96%, Perpetual	113,132	2,642,764
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	29,511	681,114
Allstate Corporation, 8.76% (3 mo. Term SOFR + 3.43%), 01/15/2053	98,376	2,561,711
American Equity Investment Life Holding Company
Series A, 5.95% to 12/01/2024 then 5 yr. CMT Rate + 4.32%, Perpetual	78,701	1,897,481
Series B, 6.63% to 09/01/2025 then 5 yr. CMT Rate + 6.30%, Perpetual	59,027	1,450,293
Annaly Capital Management, Inc.
Series F, 10.56% (3 mo. Term SOFR + 5.25%), Perpetual	141,663	3,582,657
Series G, 9.74% (3 mo. Term SOFR + 4.43%), Perpetual	83,620	2,104,715
Series I, 6.75% to 09/30/2024 then 3 mo. Term SOFR + 5.25%, Perpetual	87,064	2,184,436
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	55,790	1,063,915

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Financials — 72.8%(a) (Continued)
Argo Group International Holdings, Inc., 7.00% to 09/15/2025 then 5 yr. CMT Rate + 6.71%, Perpetual	29,511	$717,117
Aspen Insurance Holdings Ltd., 9.62% to 04/01/2024 then 3 mo. Term SOFR + 4.32%, Perpetual	54,104	1,386,145
Associated Banc-Corp., 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	59,027	1,322,205
Athene Holding, Ltd.
7.25% to 03/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	113,132	2,818,118
Series A, 6.35% to 06/30/2029 then 3 mo. Term SOFR + 4.52%, Perpetual	169,704	3,989,741
Series C, 6.38% to 09/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	118,055	2,954,917
Series E, 7.75% to 12/30/2027 then 5 yr. CMT Rate + 3.96%, Perpetual	98,376	2,617,785
Atlanticus Holdings Corporation, 6.13%, 11/30/2026	29,156	644,056
B Riley Financial, Inc.
6.38%, 02/28/2025	28,814	693,265
5.50%, 03/31/2026	42,783	933,953
6.50%, 09/30/2026	35,522	741,699
5.00%, 12/31/2026	63,887	1,229,186
6.00%, 01/31/2028	52,346	985,675
5.25%, 08/31/2028	79,780	1,373,014
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	100,983	2,295,344
Bank of America Corporation
Series 02, 6.25% (3 mo. Term SOFR + 0.91%), Perpetual	36,114	768,867
Series 4, 6.35% (3 mo. Term SOFR + 1.01%), Perpetual	25,401	566,442
Series 5, 6.08% (3 mo. Term SOFR + 0.76%), Perpetual	50,456	1,092,877
Series E, 5.92% (3 mo. Term SOFR + 0.61%), Perpetual	37,186	856,394
Series GG, 6.00%, Perpetual	161,675	3,982,055
Series HH, 5.88%, Perpetual	101,598	2,480,007
Series K, 6.45%, 12/15/2066	125,747	3,168,824
Charles Schwab Corporation, Series D, 5.95%, Perpetual	147,566	3,674,393
Chimera Investment Corporation
Series B, 11.35% (3 mo. Term SOFR + 6.05%), Perpetual	63,941	1,585,097

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Financials — 72.8%(a) (Continued)
Series C, 7.75% to 09/30/2025 then 3 mo. Term SOFR + 5.01%, Perpetual	51,155	$1,063,001
Series D, 10.90% (3 mo. Term SOFR + 5.60%), Perpetual	39,353	955,097
Citizens Financial Group, Inc., Series D, 9.21% to 07/06/2024 then 3 mo. Term SOFR + 3.90%, Perpetual	59,027	1,491,612
Compass Diversified Holdings
Series A, 7.25%, Perpetual	19,777	479,592
Series B, 7.88% to 04/30/2028 then 3 mo. Term SOFR + 5.25%, Perpetual	19,845	504,063
Series C, 7.88%, Perpetual	22,934	573,350
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	22,628	452,334
Crescent Capital BDC, Inc., 5.00%, 05/25/2026(b)	21,958	530,066
Dynex Capital, Inc., Series C, 6.90% to 04/15/2025 then 3 mo. Term SOFR + 5.72%, Perpetual	21,936	531,290
Ellington Financial, Inc.
6.75% to 10/30/2024 then 3 mo. Term SOFR + 5.46%, Perpetual	22,628	541,941
Series B, 6.25% to 01/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	23,711	490,818
Series C, 8.63% to 04/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	19,674	458,798
Enstar Group Ltd.
Series D, 7.00% to 09/01/2028 then 3 mo. Term SOFR + 4.28%, Perpetual	78,701	2,006,876
Series E, 7.00%, Perpetual	21,643	523,328
Fifth Third Bancorp, Series I, 9.30% to 06/30/2024 then 3 mo. Term SOFR + 3.97%, Perpetual	88,539	2,249,776
First Horizon Corporation, Series D, 6.10% to 05/01/2024 then 3 mo. Term SOFR + 4.12%, Perpetual	17,649	441,049
Gladstone Investment Corporation
5.00%, 05/01/2026	25,172	602,618
4.88%, 11/01/2028	26,472	601,179
Goldman Sachs Group, Inc.
Series A, 6.31% (3 mo. Term SOFR + 1.01%), Perpetual	141,281	3,205,666
Series C, 6.31% (3 mo. Term SOFR + 1.01%), Perpetual	37,676	879,735

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Financials — 72.8%(a) (Continued)
Series D, 6.23% (3 mo. Term SOFR + 0.93%), Perpetual	254,305	$5,749,836
Series K, 6.38% to 05/10/2024 then 3 mo. Term SOFR + 3.81%, Perpetual	122,721	3,065,571
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	40,477	688,109
Hartford Financial Services Group, Inc., Series G, 6.00%, Perpetual	67,880	1,694,964
Heartland Financial USA, Inc., Series E, 7.00% to 07/15/2025 then 5 yr. CMT Rate + 6.68%, Perpetual	22,628	567,963
Huntington Bancshares, Inc./OH, Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	63,941	1,588,294
Invesco Mortgage Capital, Inc.
Series B, 7.75% to 12/27/2024 then 3 mo. Term SOFR + 5.44%, Perpetual	20,995	507,449
Series C, 7.50% to 09/27/2027 then 3 mo. Term SOFR + 5.55%, Perpetual	36,476	803,202
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual	108,213	2,833,016
JPMorgan Chase & Company
Series DD, 5.75%, Perpetual	250,425	6,195,515
Series EE, 6.00%, Perpetual	273,125	6,869,094
Kemper Corporation, 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	29,511	659,571
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	118,055	2,644,432
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	98,376	2,268,551
M&T Bank Corporation, Series H, 5.63% to 12/15/2026 then 3 mo. Term SOFR + 4.28%, Perpetual	49,190	1,131,370
Merchants Bancorp
8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	28,036	728,936
Series B, 6.00% to 10/01/2024 then 3 mo. Term SOFR + 4.83%, Perpetual	24,593	606,463
MetLife, Inc., Series A, 6.59% (3 mo. Term SOFR + 1.26%), Perpetual	118,055	2,860,473

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Financials — 72.8%(a) (Continued)
MFA Financial, Inc.
8.88%, 02/15/2029	22,628	$567,510
Series C, 6.50% to 03/31/2025 then 3 mo. Term SOFR + 5.61%, Perpetual	54,104	1,198,404
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	22,628	566,605
Morgan Stanley
Series A, 6.29% (3 mo. Term SOFR + 0.96%), Perpetual	122,947	2,724,506
Series E, 7.13%, Perpetual	95,389	2,406,664
Series F, 6.88%, Perpetual	94,017	2,365,468
Series I, 6.38%, Perpetual	111,770	2,785,308
Series K, 5.85%, Perpetual	111,770	2,678,009
National Rural Utilities Cooperative Finance Corporation, Series US, 5.50%, 05/15/2064	49,190	1,210,074
New Mountain Finance Corporation, 8.25%, 11/15/2028	22,628	577,693
New York Community Bancorp, Inc., Series A, 6.38% to 03/17/2027 then 3 mo. Term SOFR + 4.08%, Perpetual	101,329	1,582,759
New York Mortgage Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. Term SOFR + 5.96%, Perpetual	30,042	642,298
Series E, 7.88% to 01/15/2025 then 3 mo. Term SOFR + 6.69%, Perpetual	36,120	847,375
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	28,238	554,877
NewtekOne, Inc., 5.50%, 02/01/2026	22,628	541,941
Old National Bancorp
Series A, 7.00%, Perpetual	21,247	533,300
Series C, 7.00%, Perpetual	24,102	615,806
Popular Capital Trust II, 6.13%, 12/01/2034	19,876	502,465
Prudential Financial, Inc., 5.63%, 08/15/2058	111,167	2,669,120
Ready Capital Corporation
5.75%, 02/15/2026	40,585	981,345
6.20%, 07/30/2026	20,582	496,232
Regions Financial Corporation
Series B, 6.38% to 09/15/2024 then 3 mo. Term SOFR + 3.80%, Perpetual	98,376	2,445,627

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Financials — 72.8%(a) (Continued)
Series C, 5.70% to 08/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	98,376	$2,150,499
Reinsurance Group of America, Inc.
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	137,729	3,607,123
5.75% to 06/15/2026 then 3 mo. Term SOFR + 4.30%, 06/15/2056	78,701	1,965,164
Rithm Capital Corporation
Series A, 7.50% to 08/15/2024 then 3 mo. Term SOFR + 6.06%, Perpetual	30,496	757,521
Series B, 7.13% to 08/15/2024 then 3 mo. Term SOFR + 5.90%, Perpetual	55,390	1,368,687
Series C, 6.38% to 02/15/2025 then 3 mo. Term SOFR + 5.23%, Perpetual	78,225	1,773,361
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	91,492	2,054,910
Saratoga Investment Corporation, Series 2027, 6.00%, 04/30/2027	20,757	503,357
SiriusPoint Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	39,353	1,001,534
SLM Corporation, Series B, 7.29% (3 mo. Term SOFR + 1.96%), Perpetual	12,350	981,702
State Street Corporation, Series G, 5.35%, Perpetual	98,376	2,339,381
Stifel Financial Corporation, Series B, 6.25%, Perpetual	31,480	760,242
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	98,376	2,472,189
Synovus Financial Corporation
Series D, 8.94% (3 mo. Term SOFR + 3.61%), Perpetual	39,353	983,431
Series E, 5.88% to 07/01/2024 then 5 yr. CMT Rate + 4.13%, Perpetual	68,864	1,710,582
Trinity Capital, Inc.
7.00%, 01/16/2025	35,904	910,525
7.88%, 03/30/2029	22,628	578,145
Truist Financial Corporation, Series I, 6.12% (3 mo. Term SOFR + 0.79%), Perpetual	33,944	735,906

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Financials — 72.8%(a) (Continued)
Two Harbors Investment Corporation
Series A, 8.13% to 04/27/2027 then 3 mo. Term SOFR + 5.92%, Perpetual	24,840	$569,084
Series B, 7.63% to 07/27/2027 then 3 mo. Term SOFR + 5.61%, Perpetual	49,968	1,129,277
Series C, 7.25% to 01/27/2025 then 3 mo. Term SOFR + 5.27%, Perpetual	47,522	1,127,697
Unum Group, 6.25%, 06/15/2058	59,027	1,466,821
US Bancorp
Series A, 6.61% (3 mo. Term SOFR + 1.28%), Perpetual	2,824	2,434,288
Series B, 6.19% (3 mo. Term SOFR + 0.86%), Perpetual	196,756	3,915,444
Valley National Bancorp
Series A, 6.25% to 06/30/2025 then 3 mo. Term SOFR + 4.11%, Perpetual	22,628	496,232
Series B, 9.14% (3 mo. Term SOFR + 3.84%), Perpetual	19,674	476,898
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	59,027	1,419,009
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual	29,511	708,854
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	59,027	1,056,583
Wintrust Financial Corporation
Series D, 6.50% to 07/15/2025 then 3 mo. Term SOFR + 4.32%, Perpetual	24,593	592,937
Series E, 6.88% to 07/15/2025 then 5 yr. CMT Rate + 6.51%, Perpetual	56,568	1,420,988
Zions Bancorp NA, Series G, 9.83% (3 mo. Term SOFR + 4.50%), Perpetual	27,231	697,114
		200,035,730
Health Care — 0.0%(c)
CareCloud, Inc., Series A, 11.00%, Perpetual	19,985	106,720

Industrials — 3.3%
Air Lease Corporation, Series A, 9.24% to 06/15/2024 then 3 mo. Term SOFR + 3.91%, Perpetual	49,190	1,253,853

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Industrials — 3.3% (Continued)
Atlas Corporation
Series D, 7.95%, Perpetual	25,051	$619,010
Series H, 7.88%, Perpetual	44,393	1,078,306
Babcock & Wilcox Enterprises, Inc.
8.13%, 02/28/2026	37,977	721,563
6.50%, 12/31/2026	29,799	494,068
Series A, 7.75%, Perpetual	37,725	394,226
FTAI Aviation Ltd.
Series A, 8.25% to 09/15/2024 then 3 mo. Term SOFR + 7.15%, Perpetual	20,559	519,526
Series B, 8.00% to 12/15/2024 then 3 mo. Term SOFR + 6.71%, Perpetual	24,300	616,005
Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	20,658	520,375
Global Ship Lease, Inc., 8.75%, Perpetual	21,441	560,897
Steel Partners Holdings LP, Series A, 6.00%, 02/07/2026	30,793	734,413
Triton International Ltd.
7.38%, Perpetual	34,430	843,535
8.00%, Perpetual	28,283	718,388
		9,074,165
Information Technology — 0.2%
Synchronoss Technologies, Inc., 8.38%, 06/30/2026	27,757	582,897

Real Estate — 1.0%
DiamondRock Hospitality Company, 8.25%, Perpetual	23,415	594,272
Public Storage, Series H, 5.60%, Perpetual	56,073	1,383,321
Realty Income Corporation, Series A, 6.00%, Perpetual	33,944	801,418
		2,779,011
Utilities — 9.2%
Algonquin Power & Utilities Corporation, Series 19-A, 6.20% to 07/01/2024 then 3 mo. Term SOFR + 4.27%, 07/01/2079	68,864	1,718,157
CMS Energy Corporation
5.88%, 10/15/2078	55,089	1,326,543
5.88%, 03/01/2079	123,953	3,012,058

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS — 100.1% (Continued)
Utilities — 9.2% (Continued)
Duke Energy Corporation, Series A, 5.75%, Perpetual	196,756	$4,869,711
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 03/01/2079	135,270	3,297,883
SCE Trust III, Series H, 8.58% (3 mo. Term SOFR + 3.25%), Perpetual	54,104	1,367,208
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual	63,941	1,508,368
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual	59,027	1,449,703
Sempra, 5.75%, 07/01/2079	149,041	3,588,907
Spire, Inc., Series A, 5.90%, Perpetual	49,190	1,184,003
Tennessee Valley Authority
Series A, 5.59% (30 Year CMT Rate + 0.84%), 05/01/2029	40,994	883,831
Series D, 2.13% (30 Year CMT Rate + 0.94%), 06/01/2028	50,458	1,109,067
		25,315,439
TOTAL PREFERRED STOCKS (Cost $271,047,846)		275,309,419

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
Invesco Government & Agency Portfolio – Institutional Class, 4.68%(d)	3,212,991	$3,212,991
TOTAL SHORT-TERM INVESTMENTS (Cost $3,212,991)		3,212,991
TOTAL INVESTMENTS — 101.3% (Cost $274,260,837)		278,522,410
Liabilities in Excess of Other Assets — (1.3)%		(3,588,257)
TOTAL NET ASSETS — 100.0%		$274,934,153

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate
(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Affiliated security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 7.7%
Alphabet, Inc. - Class A(a)	2,327	$378,788
Bilibili, Inc. - ADR(a)	10,586	133,807
Bumble, Inc. - Class A(a)	11,466	115,807
Kanzhun, Ltd. - ADR	6,511	128,853
Meta Platforms, Inc. - Class A	635	273,158
NetEase, Inc. - ADR	2,260	211,242
Pinterest, Inc. - Class A(a)	7,699	257,532
ROBLOX Corporation - Class A(a)	6,783	241,203
Sea, Ltd. - ADR(a)	2,083	131,625
Snap, Inc. - Class A(a)	11,659	175,468
Take-Two Interactive Software, Inc.(a)	1,863	266,055
Tencent Holdings, Ltd. - ADR	7,082	309,837
ZoomInfo Technologies, Inc.(a)	7,775	123,312
		2,746,687
Consumer Discretionary — 10.9%
Airbnb, Inc. - Class A(a)	1,998	316,822
Amadeus IT Group SA - ADR	1,724	109,405
Amazon.com, Inc.(a)	1,791	313,425
BYD Compant, Ltd. - ADR	5,008	272,786
Coupang, Inc.(a)	14,789	332,752
DoorDash, Inc. - Class A(a)	2,199	284,243
Global-e Online, Ltd.(a)	3,131	104,982
Li Auto, Inc. - ADR(a)	5,736	150,742
Meituan - ADR(a)	10,970	299,921
MercadoLibre, Inc.(a)	154	224,640
Mobileye Global, Inc. - Class A(a)	3,932	108,327
NIO, Inc. - ADR(a)	18,231	86,050
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,661	121,486
PDD Holdings, Inc. - ADR(a)	1,969	246,479
Polestar Automotive Holding UK plc - Class A - ADR(a)	53,725	74,678
Prosus NV - ADR	42,555	285,331
Rivian Automotive, Inc. - Class A(a)	11,548	102,777
Tesla, Inc.(a)	1,575	288,666
Trip.com Group, Ltd. - ADR(a)	2,369	114,328

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Consumer Discretionary — 10.9% (Continued)
XPeng, Inc. - ADR(a)	10,703	$87,015
		3,924,855
Financials – 5.0%
Adyen NV - ADR(a)	15,740	187,936
AvidXchange Holdings, Inc.(a)	9,997	116,565
Block, Inc.(a)	3,536	258,128
Dlocal, Ltd. (a)	6,291	89,395
EVERTEC, Inc.	2,887	108,349
Flywire Corporation(a)	4,643	95,182
Mastercard, Inc. - Class A	669	301,853
Remitly Global, Inc.(a)	6,401	114,130
StoneCo, Ltd. - Class A(a)	6,152	95,971
Toast, Inc. - Class A(a)	5,610	132,564
Visa, Inc. - Class A	1,127	302,723
		1,802,796
Industrials — 18.7%
ABB, Ltd. - ADR	5,409	263,418
AeroVironment, Inc.(a)	1,019	162,826
Airbus SE - ADR	6,046	248,128
AMETEK, Inc.	1,550	270,723
Axon Enterprise, Inc.(a)	892	279,785
Bloom Energy Corporation - Class A(a)	14,446	160,784
Boeing Company(a)	1,595	267,705
Chart Industries, Inc.(a)	895	128,934
Eaton Corporation plc	1,086	345,630
Embraer SA - ADR(a)	5,103	130,382
Emerson Electric Company	2,592	279,366
Fluence Energy, Inc.(a)	8,490	151,462
Full Truck Alliance Company, Ltd. - Class A - ADR	15,975	137,545
Generac Holdings, Inc.(a)	1,149	156,218
Grab Holdings, Ltd. - Class A(a)	34,321	120,124
HEICO Corporation	1,445	299,692
Hexcel Corporation	1,750	112,368
Hubbell, Inc.	728	269,739

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Industrials — 18.7% (Continued)
Kratos Defense & Security Solutions, Inc.(a)	7,275	$129,641
Legrand SA - ADR	5,279	108,431
Lyft, Inc. - Class A(a)	8,020	125,433
nVent Electric plc	1,547	111,492
Plug Power, Inc.(a)	33,720	77,893
Rocket Lab USA, Inc.(a)	28,892	108,634
Rolls-Royce Holdings plc - ADR(a)	52,923	269,907
Safran SA - ADR	4,773	258,362
Schneider Electric SE - ADR	5,480	250,436
Sensata Technologies Holding plc	3,777	144,697
Spirit AeroSystems Holdings, Inc. - Class A(a)	3,976	127,232
Sunrun, Inc.(a)	10,769	110,813
Symbotic, Inc.(a)	6,847	264,089
TransDigm Group, Inc.	236	294,534
Uber Technologies, Inc.(a)	3,939	261,038
Xylem, Inc.	2,190	286,232
		6,713,693
Information Technology — 55.4%(b)
Adobe, Inc.(a)	558	258,259
Advanced Energy Industries, Inc.	1,266	121,333
Advanced Micro Devices, Inc.(a)	1,574	249,290
Agilysys, Inc.(a)	1,694	140,687
Alkami Technology, Inc.(a)	5,285	127,210
Ambarella, Inc.(a)	2,294	105,455
ANSYS, Inc.(a)	824	267,701
Appfolio, Inc. - Class A(a)	541	122,688
Apple, Inc.	1,776	302,506
Applied Materials, Inc.	1,518	301,551
AppLovin Corporation - Class A(a)	4,501	317,636
Arista Networks, Inc.(a)	974	249,889
ARM Holdings plc - ADR(a)	1,763	178,433
ASE Technology Holding Company, Ltd. - ADR	10,736	107,789
ASML Holding NV	252	219,862
Atlassian Corporation - Class A(a)	1,194	205,726

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Information Technology — 55.4%(b) (Continued)
Autodesk, Inc.(a)	1,059	$225,408
BILL Holdings, Inc.(a)	1,987	123,909
Braze, Inc. - Class A(a)	2,296	96,202
Broadcom, Inc.	228	296,462
Cadence Design Systems, Inc.(a)	889	245,035
Camtek, Ltd.	1,289	104,370
Cellebrite DI, Ltd.(a)	8,568	92,620
Cleanspark, Inc.(a)	7,350	120,393
Cloudflare, Inc. - Class A(a)	2,804	245,070
Cognex Corporation	3,293	136,791
Coherent Corporation(a)	2,066	112,866
Confluent, Inc. - Class A(a)	3,824	107,531
Credo Technology Group Holding, Ltd.(a)	5,837	104,307
Crowdstrike Holdings, Inc. - Class A(a)	891	260,653
CyberArk Software, Ltd.(a)	397	94,982
Datadog, Inc. - Class A(a)	2,152	270,076
Disco Corporation - ADR	7,344	211,654
DoubleVerify Holdings, Inc.(a)	4,171	122,210
Dynatrace, Inc.(a)	2,673	121,114
Elastic NV(a)	1,121	114,589
Enphase Energy, Inc.(a)	1,011	109,956
Entegris, Inc.	2,022	268,764
Fair Isaac Corporation(a)	216	244,799
First Solar, Inc.(a)	829	146,153
Five9, Inc.(a)	2,105	121,185
Fortinet, Inc.(a)	3,978	251,330
Freshworks, Inc. - Class A(a)	6,474	115,561
Gitlab, Inc. - Class A(a)	1,772	92,977
GLOBALFOUNDRIES, Inc.(a)	5,035	246,111
Globant SA(a)	475	84,830
HubSpot, Inc.(a)	442	267,353
Impinj, Inc.(a)	1,164	185,518
Infineon Technologies AG - ADR	6,740	234,080
Intel Corporation	7,285	221,974
Intuit, Inc.	479	299,672

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Information Technology — 55.4%(b) (Continued)
JFrog, Ltd.(a)	2,340	$93,319
KLA Corporation	390	268,823
Klaviyo, Inc. - Class A(a)	4,718	105,683
Kulicke & Soffa Industries, Inc.	2,176	100,705
Lam Research Corporation	324	289,789
LG Display Company, Ltd. - ADR(a)	25,332	102,341
Lightspeed Commerce, Inc.(a)	7,375	96,465
Littelfuse, Inc.	548	126,391
Lumentum Holdings, Inc.(a)	2,598	113,688
Marathon Digital Holdings, Inc.(a)	4,810	77,249
Marvell Technology, Inc.	3,611	238,001
Micron Technology, Inc.	3,355	378,982
Microsoft Corporation	768	299,005
MKS Instruments, Inc.	1,036	123,263
Monday.com, Ltd.(a)	460	87,092
MongoDB, Inc.(a)	641	234,080
Monolithic Power Systems, Inc.	376	251,668
Nova, Ltd.(a)	574	97,523
Nutanix, Inc. - Class A(a)	2,036	123,585
NVIDIA Corporation	388	335,241
NXP Semiconductors NV	970	248,505
Okta, Inc.(a)	1,209	112,413
Onto Innovation, Inc.(a)	680	126,133
Open Text Corporation	2,709	95,655
Palo Alto Networks, Inc.(a)	927	269,655
Power Integrations, Inc.	1,802	120,229
Procore Technologies, Inc.(a)	1,662	113,714
PTC, Inc.(a)	1,492	264,740
QUALCOMM, Inc.	1,956	324,402
Rambus, Inc.(a)	2,033	111,449
Riot Platforms, Inc.(a)	8,999	90,980
Salesforce, Inc.	1,006	270,554
Samsara, Inc. - Class A(a)	3,748	130,918
SAP SE - ADR	1,324	239,922
Seagate Technology Holdings plc	2,884	247,765

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Information Technology — 55.4%(b) (Continued)
SentinelOne, Inc. - Class A(a)	4,701	$99,332
ServiceNow, Inc.(a)	412	285,652
Shopify, Inc. - Class A(a)	3,260	228,852
Silicon Laboratories, Inc.(a)	926	112,500
Silicon Motion Technology Corporation - ADR	1,473	108,722
Smartsheet, Inc. - Class A(a)	3,050	115,382
Snowflake, Inc. - Class A(a)	1,500	232,800
Sprout Social, Inc. - Class A(a)	2,051	103,473
SPS Commerce, Inc.(a)	693	120,492
Squarespace, Inc. - Class A(a)	4,053	141,288
Super Micro Computer, Inc.(a)	309	265,369
Synopsys, Inc.(a)	474	251,500
Taiwan Semiconductor Manufacturing Compant, Ltd. - ADR	1,865	256,140
Tenable Holdings, Inc.(a)	2,727	122,633
Teradyne, Inc.	1,239	144,120
UiPath, Inc. - Class A(a)	5,550	105,284
United Microelectronics Corporation - ADR	13,623	104,897
Unity Software, Inc.(a)	4,537	110,113
Universal Display Corporation	751	118,643
Viasat, Inc.(a)	6,642	105,674
Western Digital Corporation(a)	4,358	308,677
Wolfspeed, Inc.(a)	4,614	124,716
Workday, Inc. - Class A(a)	959	234,696
Zeta Global Holdings Corporation - Class A(a)	12,698	156,947
Zscaler, Inc.(a)	1,277	220,844
		19,861,193
Materials — 0.5%
Albemarle Corporation	918	110,445
Arcadium Lithium plc(a)	19,042	83,785
		194,230
Utilities — 1.7%
AES Corporation	8,478	151,757
Atlantica Sustainable Infrastructure plc	5,970	116,833
Ormat Technologies, Inc.	1,992	127,149

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Schedule of Investments
April 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS — 99.9% (Continued)
Utilities — 1.7% (Continued)
ReNew Energy Global plc - Class A(a)	16,102	$90,815
RWE AG - ADR	3,195	111,186
		597,740
TOTAL COMMON STOCKS (Cost $33,965,704)		35,841,194

SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
Invesco Government & Agency Portfolio – Institutional Class, 4.68%(c)	22,716	22,716
TOTAL SHORT-TERM INVESTMENTS (Cost $22,716)		22,716
TOTAL INVESTMENTS — 100.0% (Cost $33,988,420)		35,863,910
Liabilities in Excess of Other Assets — 0.0%(d)		(2,992)
TOTAL NET ASSETS — 100.0%		$35,860,918

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a) Non-income producing security.
(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) The rate shown represents the 7-day effective yield as of April 30, 2024.
(d) Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2024 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
ASSETS
Investments in unaffiliated securities, at value*	$59,259,720	$7,714,579	$1,992,265
Investments in affiliated securities, at value*	—	—	—
Dividends and interest receivable	146,512	66,815	22,794
Receivable for capital shares sold	—	—	—
Receivable for securities sold	—	13,757	—
Total Assets	59,406,232	7,795,151	2,015,059

LIABILITIES
Foreign currency due to custodian, at value*	—	8	—
Payable for securities purchased	—	—	—
Distribution payable	190,000	38,250	9,000
Management fees payable	14,427	3,103	641
Total Liabilities	204,427	41,361	9,641
NET ASSETS	$59,201,805	$7,753,790	$2,005,418

Net Assets Consist of:
Paid-in capital	$66,854,524	$10,237,350	$2,431,249
Total distributable earnings (accumulated deficit)	(7,652,719)	(2,483,560)	(425,831)
Net assets	$59,201,805	$7,753,790	$2,005,418

Net asset value:
Net assets	$59,201,805	$7,753,790	$2,005,418
Shares outstanding ^	2,000,000	425,000	90,000
Net asset value, offering and redemption price per share	$29.60	$18.24	$22.28
* Identified Cost:
Investments in unaffiliated securities	$59,693,923	$7,779,122	$2,002,684
Investments in affiliated securities	—	—	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Assets and Liabilities
April 30, 2024 (Unaudited) (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Transformers ETF
ASSETS
Investments in unaffiliated securities, at value*	$277,992,344	$35,863,910
Investments in affiliated securities, at value*	530,066	—
Dividends and interest receivable	712,689	11,551
Receivable for capital shares sold	2,078,704	—
Receivable for securities sold	30,584,928	—
Total Assets	311,898,731	35,875,461

LIABILITIES
Payable for securities purchased	35,294,830	—
Distribution payable	1,572,000	—
Management fees payable	97,748	14,543
Total Liabilities	36,964,578	14,543
NET ASSETS	$274,934,153	$35,860,918

Net Assets Consist of:
Paid-in capital	$307,305,702	$32,482,668
Total distributable earnings (accumulated deficit)	(32,371,549)	3,378,250
Net assets	$274,934,153	$35,860,918

Net asset value:
Net assets	$274,934,153	$35,860,918
Shares outstanding ^	13,225,000	1,125,000
Net asset value, offering and redemption price per share	$20.79	$31.88
* Identified Cost:
Investments in unaffiliated securities	$273,742,069	$33,988,420
Investments in affiliated securities	518,768	—

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Six-Months Ended April 30, 2024 (Unaudited)

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
INCOME
Dividends from unaffiliated investments^	$1,313,537	$157,702	$43,868
Dividends from affiliated investments	—	—	—
Interest	2,542	1,024	159
Total investment income	1,316,079	158,726	44,027

EXPENSES
Management fees	87,947	18,772	3,867
Total expenses	87,947	18,772	3,867
Net investment income (loss)	1,228,132	139,954	40,160

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(1,497,700)	(143,815)	33,215
Investments in affiliated securities	—	—	—
Foreign currency	—	(31,550)	399
In-kind Redemptions	363,245	2,540	—
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	9,500,730	817,962	225,803
Investments in affiliated securities	—	—	—
Foreign currency	—	(1,824)	(61)
Net realized and unrealized gain (loss) on investments	8,366,275	643,313	259,356
Net increase (decrease) in net assets resulting from operations	$9,594,407	$783,267	$299,516

^	Net of foreign withholding taxes	$—	$20,369	$4,979

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Statements of Operations
For the Six-Months Ended April 30, 2024 (Unaudited) (Continued)

	AAM Low Duration Preferred and Income Securities ETF	AAM Transformers ETF
INCOME
Dividends from unaffiliated investments^	$8,005,394	$50,955
Dividends from affiliated investments	11,290	—
Interest	75,280	851
Total investment income	8,091,964	51,806

EXPENSES
Management fees	522,018	75,370
Total expenses	522,018	75,370
Net investment income (loss)	7,569,946	(23,564)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in unaffiliated securities	(4,993,295)	(984,055)
Investments in affiliated securities	(186,757)	—
Foreign currency	—	—
In-kind Redemptions	341,064	3,798,534
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	13,363,570	2,849,161
Investments in affiliated securities	19,628	—
Foreign currency	—	—
Net realized and unrealized gain (loss) on investments	8,544,210	5,663,640
Net increase (decrease) in net assets resulting from operations	$16,114,156	$5,640,076

^	Net of foreign withholding taxes	$3,945	$3,011

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net investment income (loss)	$1,228,132	$2,887,380
Net realized gain (loss) on investments	(1,134,455)	(1,034,848)
Change in unrealized appreciation (depreciation) on investments	9,500,730	(5,798,167)
Net increase (decrease) in net assets resulting from operations	9,594,407	(3,945,635)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,337,636)	(2,853,002)
Total distributions to shareholders	(1,337,636)	(2,853,002)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	730,337	32,940,323
Payments for shares redeemed	(10,628,292)	(32,867,002)
Net increase (decrease) in net assets derived from capital share transactions (a)	(9,897,955)	73,321
Net increase (decrease) in net assets	$(1,641,184)	$(6,725,316)

NET ASSETS
Beginning of period/year	$60,842,989	$67,568,305
End of period/year	$59,201,805	$60,842,989

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	25,000	1,125,000
Redemptions	(375,000)	(1,150,000)
Net increase (decrease)	(350,000)	(25,000)

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net investment income (loss)	$139,954	$620,471
Net realized gain (loss) on investments and foreign currency	(172,825)	(324,434)
Change in unrealized appreciation (depreciation) on investments and foreign currency	816,138	1,132,474
Net increase (decrease) in net assets resulting from operations	783,267	1,428,511

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(501,123)	(574,982)
Total distributions to shareholders	(501,123)	(574,982)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	468,288	11,624,707
Transaction fees (Note 7)	154	24,614
Payments for shares redeemed	—	(11,212,992)
Net increase (decrease) in net assets derived from capital share transactions (a)	468,442	436,329
Net increase (decrease) in net assets	$750,586	$1,289,858

NET ASSETS
Beginning of period/year	$7,003,204	$5,713,346
End of period/year	$7,753,790	$7,003,204

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	25,000	650,000
Shares redeemed	—	(625,000)
Net increase (decrease)	25,000	25,000

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net investment income (loss)	$40,160	$137,635
Net realized gain (loss) on investments and foreign currency	33,614	(48,249)
Change in unrealized appreciation (depreciation) on investments and foreign currency	225,742	200,508
Net increase (decrease) in net assets resulting from operations	299,516	289,894

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(82,367)	(123,414)
Total distributions to shareholders	(82,367)	(123,414)

CAPITAL SHARE TRANSACTIONS
Payments for shares redeemed	—	(212,147)
Net increase (decrease) in net assets derived from capital share transactions (a)	—	(212,147)
Net increase (decrease) in net assets	$217,149	$(45,667)

NET ASSETS
Beginning of period/year	$1,788,269	$1,833,936
End of period/year	$2,005,418	$1,788,269

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	—	—
Shares redeemed	—	(10,000)
Net increase (decrease)	—	(10,000)

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net investment income (loss)	$7,569,946	$13,141,023
Net realized gain (loss) on investments	(4,838,988)	(14,528,238)
Change in unrealized appreciation (depreciation) on investments	13,383,198	5,978,424
Net increase (decrease) in net assets resulting from operations	16,114,156	4,591,209

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(9,765,680)	(12,430,912)
Total distributions to shareholders	(9,765,680)	(12,430,912)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	75,686,487	75,194,940
Transaction fees (Note 7)	—	43
Payments for shares redeemed	(4,205,373)	(27,614,775)
Net increase (decrease) in net assets derived from capital share transactions (a)	71,481,114	47,580,208
Net increase (decrease) in net assets	$77,829,590	$39,740,505

NET ASSETS
Beginning of period/year	$197,104,563	$157,364,058
End of period/year	$274,934,153	$197,104,563

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	3,600,000	3,550,000
Shares redeemed	(200,000)	(1,325,000)
Net increase (decrease)	3,400,000	2,225,000

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Statements of Changes in Net Assets

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
OPERATIONS
Net investment income (loss)	$(23,564)	$(30,218)
Net realized gain (loss) on investments	2,814,479	643,336
Change in unrealized appreciation (depreciation) on investments	2,849,161	(410,859)
Net increase (decrease) in net assets resulting from operations	5,640,076	202,259

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,808,405	25,419,608
Transaction fees (Note 7)	—	2
Payments for shares redeemed	(12,818,163)	(8,768,020)
Net increase (decrease) in net assets derived from capital share transactions (a)	9,990,242	16,651,590
Net increase (decrease) in net assets	$15,630,318	$16,853,849

NET ASSETS
Beginning of period	$20,230,600	$3,376,751
End of period	$35,860,918	$20,230,600

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	725,000	975,000
Shares redeemed	(400,000)	(325,000)
Net increase (decrease)	325,000	650,000

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2024		Year Ended October 31,
	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of period/year	$25.89		$28.45		$29.90	$21.14	$26.54	$25.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.59		1.14		1.07	0.91	0.95	0.97
Net realized and unrealized gain (loss) on investments (2)	3.77		(2.57)		(1.44)	8.79	(5.28)	0.64
Total from investment operations	4.36		(1.43)		(0.37)	9.70	(4.33)	1.61

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.65)		(1.13)		(1.08)	(0.94)	(1.07)	(0.90)
Total distributions to shareholders	(0.65)		(1.13)		(1.08)	(0.94)	(1.07)	(0.90)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		—		—	—	—	—

Net asset value, end of period/year	$29.60		$25.89		$28.45	$29.90	$21.14	$26.54

Total return	16.87	%(5)	-5.29	%(3)	-1.37%	46.23%	-16.47%	6.44%

The accompanying notes are an integral part of these financial statements.

AAM S&P 500 High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended April 30, 2024		Year Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$59,202		$60,843	$67,568	$45,600	$23,788	$37,150

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.29	%(6)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss) to average net assets	4.05	%(6)	4.02%	3.57%	3.19%	4.06%	3.78%
Portfolio turnover rate (4)	32	%(5)	63%	68%	69%	84%	42%

(1)	Calculated based on average shares outstanding during the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)

The Fund had a trade error during the year resulting in a loss to the Fund of $11,153, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been -5.31% before the reimbursement.

(4)	Excludes the impact of in-kind transactions.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2024		Year Ended October 31,
	(Unaudited)		2023	2022		2021	2020	2019
Net asset value, beginning of period/year	$17.51		$15.24	$22.07		$17.49	$21.39	$21.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.34		1.13	1.47		1.32	0.93	1.01
Net realized and unrealized gain (loss) on investments (2)	1.62		2.12	(6.74	)(3)	4.36	(3.57)	(0.51)
Total from investment operations	1.96		3.25	(5.27)		5.68	(2.64)	0.50

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(1.23)		(1.02)	(1.51)		(1.13)	(1.26)	(0.87)
From realized gains	—		—	(0.05)		—	—	—
Total distributions to shareholders	(1.23)		(1.02)	(1.56)		(1.13)	(1.26)	(0.87)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	0.00	(4)	0.04	0.00	(4)	0.03	—	0.01
Net asset value, end of period/year	$18.24		$17.51	$15.24		$22.07	$17.49	$21.39

Total return	11.14	%(7)	21.71%	-25.14	%(5)	32.74%	-12.83%	2.40%

The accompanying notes are an integral part of these financial statements.

AAM S&P Emerging Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended April 30, 2024		Year Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$7,754		$7,003	$5,713	$7,725	$5,686	$3,209

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(8)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss) to average net assets	3.65	%(8)	6.37%	7.46%	5.89%	4.99%	4.61%
Portfolio turnover rate (6)	50	%(7)	183%	123%	139%	121%	124%

(1)	Calculated based on average shares outstanding during the period.
(2)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Includes $0.14 gain per share derived from payment from Sub-Adviser.
(4)	Less than $0.005.
(5)

The Fund had a trade error during the year resulting in a loss to the Fund of $47,299, which was subsequently reimbursed to the Fund by the Sub-Adviser. The total return for the year would have been -25.80% before the reimbursement.

(6)	Excludes the impact of in-kind transactions.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2024		Year Ended October 31,				Period Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019(1)
Net asset value, beginning of period/year	$19.87		$18.34	$23.99	$18.49	$25.35	$24.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.45		1.40	1.14	0.99	0.64	1.07
Net realized and unrealized gain (loss) on investments (3)	2.88		1.41	(5.63)	5.53	(6.18)	0.29
Total from investment operations	3.33		2.81	(4.49)	6.52	(5.54)	1.36

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.92)		(1.28)	(1.16)	(1.02)	(1.32)	(0.84)
Total distributions to shareholders	(0.92)		(1.28)	(1.16)	(1.02)	(1.32)	(0.84)

Net asset value, end of period/year	$22.28		$19.87	$18.34	$23.99	$18.49	$25.35

Total return	16.77	%(4)	15.05%	-19.34%	35.49%	-22.83%	5.64	%(4)

The accompanying notes are an integral part of these financial statements.

AAM S&P Developed Markets High Dividend Value ETF

Financial Highlights
For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended April 30, 2024		Year Ended October 31,				Period Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019(1)
SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$2,005		$1,788	$1,834	$2,399	$1,849	$2,535

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.39	%(5)	0.39%	0.39%	0.39%	0.39%	0.39	%(5)
Net investment income (loss) to average net assets	4.05	%(5)	6.54%	5.22%	4.14%	3.03%	4.65	%(5)
Portfolio turnover rate (6)	41	%(4)	93%	100%	96%	106%	87	%(4)

(1)	Commencement of operations on November 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Low Duration Preferred and Income Securities ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2024		Year Ended October 31,			Period Ended October 31,
	(Unaudited)		2023	2022	2021	2020(1)
Net asset value, beginning of period/year	$20.06		$20.71	$25.23	$24.07	$24.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.68		1.43	1.18	1.05	1.17
Net realized and unrealized gain (loss) on investments (3)	0.92		(0.74)	(4.56)	1.35	(0.98)
Total from investment operations	1.60		0.69	(3.38)	2.40	0.19

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.87)		(1.34)	(1.14)	(1.24)	(1.10)
Total distributions to shareholders	(0.87)		(1.34)	(1.14)	(1.24)	(1.10)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		0.00 (4)	—	0.00 (4)	0.01
Net asset value, end of period/year	$20.79		$20.06	$20.71	$25.23	$24.07

Total return	8.04	%(5)	3.30%	-13.72%	10.08%	0.98	%(5)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$274,934		$197,105	$157,364	$95,232	$3,611

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.45	%(6)	0.46%	0.45%	0.45%	0.45	%(6)
Net investment income (loss) to average net assets	6.53	%(6)	6.83%	5.74%	4.33%	5.15	%(6)
Portfolio turnover rate (7)	57	%(5)	100%	154%	199%	202	%(5)

(1)	Commencement of operations on November 19, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Less than $0.005.
(5)	Not annualized.
(6)	Annualized
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AAM Transformers ETF

Financial Highlights
For a capital share outstanding throughout the period/year

	Six-Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023	Period Ended October 31, 2022(1)
Net asset value, beginning of period/year	$25.29		$22.51	$24.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.02)		(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments (3)	6.61		2.84	(1.46)
Total from investment operations	6.59		2.78	(1.49)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 6)	—		0.00 (7)	—
Net asset value, end of period/year	$31.88		$25.29	$22.51

Total return	26.05	%(4)	12.33%	-6.20	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$35,861		$20,231	$3,377

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.49	%(5)	0.49%	0.49	%(5)
Net investment income (loss) to average net assets	-0.15	%(5)	-0.22%	-0.34	%(5)
Portfolio turnover rate (6)	45	%(4)	82%	27	%(4)

(1)	Commencement of operations on July 11, 2022.
(2)	Calculated based on average shares outstanding during the period.
(3)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized
(6)	Excludes the impact of in-kind transactions.
(7)	Less than $0.005

The accompanying notes are an integral part of these financial statements.

AAM ETFs

Notes to Financial Statements
April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

AAM S&P 500 High Dividend Value ETF, AAM S&P Emerging Markets High Dividend Value ETF, AAM S&P Developed Markets High Dividend Value ETF, AAM Low Duration Preferred and Income Securities ETF, and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Emerging Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Emerging Markets Dividend and Free Cash Flow Yield Index. The investment objective of the AAM S&P Developed Markets High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P Developed Ex-US Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM S&P Emerging Markets High Dividend Value ETF	November 28, 2017
AAM S&P Developed Markets High Dividend Value ETF	November 27, 2018
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is April 30, 2024. The period covered by these Notes to Financial Statements is the fiscal period from November 1, 2023 to April 30, 2024 (the “current fiscal period”).

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

AAM S&P 500 High Dividend Value ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$59,045,514	$—	$—	$59,045,514
Short-Term Investments	214,206	—	—	214,206
Total Investments in Securities	$59,259,720	$—	$—	$59,259,720

(a)	See Schedule of Investments for breakout of investments by sector classification.

AAM S&P Emerging Markets High Dividend Value ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,394,513	$—	$0	$7,394,513
Preferred Stocks	287,271	—	—	287,271
Short-Term Investments	32,795	—	—	32,795
Total Investments in Securities	$7,714,579	$—	$—	$7,714,579

(a)	See Schedule of Investments for breakout of investments by country.

AAM S&P Developed Markets High Dividend Value ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,984,704	$—	$—	$1,984,704
Short-Term Investments	7,561	—	—	7,561
Total Investments in Securities	$1,992,265	$—	$—	$1,992,265

(a)	See Schedule of Investments for breakout of investments by country.

AAM Low Duration Preferred and Income Securities ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Preferred Stocks	$275,309,419	$—	$—	$275,309,419
Short-Term Investments	3,212,991	—	—	3,212,991
Total Investments in Securities	$278,522,410	$—	$—	$278,522,410

(a)	See Schedule of Investments for further disaggregation of investment categories.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

AAM Transformers ETF

Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$35,841,194	$—	$—	$35,841,194
Short-Term Investments	22,716	—	—	22,716
Total Investments in Securities	$35,863,910	$—	$—	$35,863,910

(a)	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period the Funds did not recognize any transfers to or from Level 3. Transfers are recognized at the end of the current fiscal period.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

F.

Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds on a monthly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The permanent differences primarily relate to redemptions in-kind, net operating losses, and trust preferred adjustments. For the year ended October 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AAM S&P 500 High Dividend Value ETF	$(2,921,012)	$2,921,012
AAM S&P Emerging Markets High Dividend Value ETF	(276,916)	276,916
AAM S&P Developed Markets High Dividend Value ETF	2,075	(2,075)
AAM Low Duration Preferred and Income Securities ETF	(282,844)	282,844
AAM Transformers ETF	(1,782,068)	1,782,068

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Asset Management, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds,

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Adviser.

AAM S&P 500 High Dividend Value ETF	0.29%
AAM S&P Emerging Markets High Dividend Value ETF	0.49%
AAM S&P Developed Markets High Dividend Value ETF	0.39%
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM Transformers ETF	0.49%

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

All officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM S&P 500 High Dividend Value ETF	$19,101,843	$19,294,505
AAM S&P Emerging Markets High Dividend Value ETF	3,825,469	3,779,386
AAM S&P Developed Markets High Dividend Value ETF	809,289	861,164
AAM Low Duration Preferred and Income Securities ETF	138,737,402	133,574,427
AAM Transformers ETF	13,971,052	13,794,435

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM S&P 500 High Dividend Value ETF	$727,737	$10,587,016
AAM S&P Emerging Markets High Dividend Value ETF	138,184	—
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	69,585,674	4,177,520
AAM Transformers ETF	22,590,094	12,799,223

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES

Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Crescent Capital BDC, Inc.	AAM Low Duration Preferred and Income Securities ETF
Value at October 31, 2023	$446,940
Purchases at Cost	199,719
Proceeds from Sales	(128,804)
Net Realized Gain (Loss)	(7,417)
Change in Unrealized Appreciation (Depreciation)	19,628
Value at April 30, 2024	$530,066
Shares Held at April 30, 2024	21,958
Dividend Income	$11,290

NOTE 6 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2023 were as follows:

	AAM S&P 500 High Dividend Value ETF	AAM S&P Emerging Markets High Dividend Value ETF	AAM S&P Developed Markets High Dividend Value ETF
Tax cost of investments	$72,036,947	$8,032,342	$2,056,475
Gross tax unrealized appreciation	$1,415,701	$325,685	$58,567
Gross tax unrealized depreciation	(12,569,764)	(1,431,206)	(323,638)
Net tax unrealized appreciation (depreciation)	(11,154,063)	(1,105,521)	(265,071)
Undistributed ordinary income	21,355	234,370	35,049
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(4,776,782)	(1,894,553)	(412,958)
Distributable earnings (accumulated deficit)	$(15,909,490)	$(2,765,704)	$(642,980)

	AAM Low Duration Preferred and Income Securities ETF	AAM Transformers ETF
Tax cost of investments	$214,494,215	$21,646,724
Gross tax unrealized appreciation	$2,253,198	$1,290,715
Gross tax unrealized depreciation	(18,851,254)	(2,699,143)
Net tax unrealized appreciation (depreciation)	(16,598,056)	(1,408,428)
Undistributed ordinary income	1,354,377	—
Undistributed long-term capital gains	—	—
Other accumulated gain (loss)	(23,476,346)	(853,398)
Distributable earnings (accumulated deficit)	$(38,720,025)	$(2,261,826)

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, Passive Foreign Investment Companies (“PFICs”) and partnerships.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2023, AAM Transformers ETF deferred $13,657 of late-year ordinary losses. The Funds did not elect to defer any post-October capital losses.

As of October 31, 2023, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM S&P 500 High Dividend Value ETF	$1,939,888	$2,836,894
AAM S&P Emerging Markets High Dividend Value ETF	285,069	1,609,484
AAM S&P Developed Markets High Dividend Value ETF	298,045	114,913
AAM Low Duration Preferred and Income Securities ETF	19,215,977	4,260,369
AAM Transformers ETF	795,366	44,375

During the year ended October 31, 2023, the Funds utilized the following capital loss carryforward that was available as of October 31, 2022:

	Short-Term	Long- Term
AAM S&P 500 High Dividend Value ETF	$—	$—
AAM S&P Emerging Markets High Dividend Value ETF	436,764	—
AAM S&P Developed Markets High Dividend Value ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	—	—
AAM Transformers ETF	—	—

The tax character of distributions declared by the Funds during the year/period ended October 31, 2023 and October 31, 2022, were as follows:

Fund	Ordinary Income	Long Term Capital Gain
AAM S&P 500 High Dividend Value ETF	$2,853,002	$—
AAM S&P Emerging Markets High Dividend Value ETF	574,982	—
AAM S&P Developed Markets High Dividend Value ETF	123,414	—
AAM Low Duration Preferred and Income Securities ETF	12,430,912	—
AAM Transformers ETF	—	—

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

	Year/Period Ended October 31, 2022
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital
AAM S&P 500 High Dividend Value ETF	$2,174,972	$—	$—
AAM S&P Emerging Markets High Dividend Value ETF	526,722	—	17,084
AAM S&P Developed Markets High Dividend Value ETF	116,160	—	—
AAM Low Duration Preferred and Income Securities ETF	7,310,796	—	—
AAM Transformers ETF	—	—	—

NOTE 7 – SHARE TRANSACTIONS

Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

AAM ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited) (Continued)

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM S&P 500 High Dividend Value ETF	$300
AAM S&P Emerging Markets High Dividend Value ETF	1,000
AAM S&P Developed Markets High Dividend Value ETF	500
AAM Low Duration Preferred and Income Securities ETF	500
AAM Transformers ETF	300

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 8 – RISKS

Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Russia/Ukraine Conflict. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the Expense Example Tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2024 (Unaudited) (Continued)

AAM S&P 500 High Dividend Value ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(1)
Actual	$1,000.00	$1,168.70	$1.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.42	$1.46

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.29%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

AAM S&P Emerging Markets High Dividend Value ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(2)
Actual	$1,000.00	$1,111.40	$2.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.43	$2.46

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

AAM S&P Developed Markets High Dividend Value ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(3)
Actual	$1,000.00	$1,167.70	$2.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.92	$1.96

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.39%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

AAM ETFs

Expense Example
For the Six-Months Ended April 30, 2024 (Unaudited) (Continued)

AAM Low Duration Preferred and Income Securities ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(4)
Actual	$1,000.00	$1,080.40	$2.33
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.63	$2.26

(4)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.45%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

AAM Transformers ETF

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period(6)
Actual	$1,000.00	$1,260.50	$2.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.43	$2.46

(6)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month net expense ratio, 0.49%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

AAM ETFs

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AAM ETFs

Federal Tax Information
(Unaudited)

For the fiscal period ended October 31, 2023, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM S&P 500 High Dividend Value ETF	95.48%
AAM S&P Emerging Markets High Dividend Value ETF	48.17%
AAM S&P Developed Markets High Dividend Value ETF	85.66%
AAM Low Duration Preferred and Income Securities ETF	76.07%
AAM Transformers ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2023 was as follows:

AAM S&P 500 High Dividend Value ETF	91.49%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	76.21%
AAM Transformers ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM S&P 500 High Dividend Value ETF	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	0.00%
AAM S&P Developed Markets High Dividend Value ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM Transformers ETF	0.00%

AAM ETFs

Federal Tax Credit Pass Through
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, The Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AAM S&P 500 High Dividend Value ETF	$—	$—	0.00%
AAM S&P Emerging Markets High Dividend Value ETF	118,576	0.29644	100.00%
AAM S&P Developed Markets High Dividend Value ETF	23,522	0.26136	100.00%
AAM Low Duration Preferred and Income Securities ETF	—	—	0.00%
AAM Transformers ETF	—	—	0.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.aamlive.com.

AAM ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at www.aamlive.com.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aamlive.com.

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Adviser

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Adviser

Vident Asset Management

1125 Sanctuary Parkway, Suite 515

Alpharetta, Georgia 30009

Index Provider (SPDV, EEMD, DMDV)

S&P Opco, LLC c/o S&P Dow Jones Indices LLC

55 Water Street

New York, New York 10041

Index Provider (PFLD)

ICE Data Indices, LLC

5660 New Northside Drive NW, 3rd Floor

Atlanta, Georgia 30328

Index Provider (TRFM)

Pence Capital Management, LLC

5000 Birch Street

West Tower, Suite 8000-817

Newport Beach, CA 92660

Distributor

Quasar Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Custodian

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

AAM S&P 500 High Dividend Value ETF

Symbol – SPDV

CUSIP – 26922A594

AAM S&P Emerging Markets High Dividend Value ETF

Symbol – EEMD

CUSIP – 26922A586

AAM S&P Developed Markets High Dividend Value ETF

Symbol – DMDV

CUSIP – 26922A347

AAM Low Duration Preferred and Income Securities ETF

Symbol – PFLD

CUSIP – 26922A198

AAM Transformers ETF

Symbol – TRFM

CUSIP – 26922B683

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/8/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/8/2024

*	Print the name and title of each signing officer under his or her signature.